INCOME TAXES (Details Textual) (USD $)	2 Months Ended	12 Months Ended
	Dec. 31, 2007	Oct. 31, 2010	Oct. 31, 2011	Oct. 31, 2009	Dec. 31, 2008	Dec. 12, 2008
Deferred Tax Assets, Operating Loss Carryforwards		$ 20,095,000	$ 32,485,000
Net Cash Received Amount On Net Operating Losses				379,742	278,978	922,020
Sale Of Net Operating Losses	$ 1,084,729	$ 408,000